Other Assets (Details) - Schedule of Other Assets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Assets [Member]
Deposit of Haicang property	$ 4,546	$ 4,575
Other current assets	14	56
Total	$ 4,560	$ 4,631